Fair Value Measurements - Payment-Dependent Notes Payable Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 13,453	$ 51,859	$ 51,859	$ 25,767
Ending balance			13,453	51,859
Notes Payable, Other Payables
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	13,453	51,859	51,859
Change in fair value	1,522	21,309	(29,364)	(27,319)
Settlements		(261)	(5,133)	(62)
Ending balance	$ 14,975	$ 72,907	$ 13,453	$ 51,859